UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21384

New River Funds

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, VA

24141

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

8/31

Date of reporting period:11/30/04

Item 1.  Schedule of Investments.

New River Funds
Small Cap Fund- Schedule of Investments
November 30, 2004 (Unaudited)

	Shares	Market Value

COMMON STOCKS- 91.72%
Apparel Manufacturers- 3.71%
Columbia Sportswear Co.*	6,455	$ 367,289

Basic Materials- 11.64%
Atlantis Plastics, Inc. Class A*	19,910	329,510
Caraustar Industries, Inc *	22,570	363,151
Quanex Corp.	7,815	461,085
		1,153,746
Chemicals- 4.29%
Lubrizol Corp.	12,315	425,483

Construction Services- 4.77%
URS Corp.*	15,740	472,830

Diversified Manufacturing- 4.45%
Trinity Industries, Inc.	12,475	440,991

Energy- 8.43%
Newfield Exploration Co.*	7,109	446,801
OGE Energy Corp.	15,045	388,913
		835,714
Financial Services- 8.63%
Affiliated Managers Group*	6,755	428,132
Washington Federal, Inc.	15,837	427,124
		855,256
Food Processing- 4.70%
Smithfield Foods, Inc.*	16,015	465,236

Healthcare- 4.23%
America Service Group, Inc.*	16,730	419,087

Machinery- 17.14%
AGCO Corp.*	20,115	438,306
Cascade Corp.	13,585	435,943
Flowserve Corp.*	18,005	454,086
Idex Corp	9,255	370,200
		1,698,535
Recreational Products- 4.30%
Polaris Industries, Inc.	6,470	426,373

Retail- 6.80%
Pier One Imports, Inc.	15,195	$ 277,157
Tractor Supply Co.*	12,520	397,134
		674,291
Telecommunications Equipment- 8.63%
Andrew Corp.*	28,800	408,960
Newport Corp.*	36,130	445,844
		854,804

TOTAL COMMON STOCKS (Cost $8,471,479)		9,089,635

TOTAL INVESTMENTS (Cost $8,471,479)- 91.72%		$ 9,089,635
Cash and other assets less liabilities- 8.28%		820,700
NET ASSETS- 100.00%		$ 9,910,335

*Non-income producing security

At November 30, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 750,427
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(134,170)
Net unrealized appreciation		$ 616,257

New River Funds
Core Equity Fund- Schedule of Investments
November 30, 2004 (Unaudited)

	Shares	Market Value

COMMON STOCKS- 99.07%
Beverages- 3.53%
Anheuser-Busch Companies, Inc.	450	$ 22,541

Building Materials- 4.14%
Masco Corp.	750	26,453

Chemicals- 2.30%
Du Pont (E.I.) de Nemours & Co.	325	14,729

Computer Hardware- 2.21%
International Business Machines Corp.	150	14,136

Computer Services- 6.47%
First Data Corp.	585	24,038
Fiserv, Inc.*	450	17,329
		41,367
Computer Software & Programming- 4.89%
Electronic Arts, Inc.*	340	16,626
Intuit, Inc.*	350	14,644
		31,270
Computer Storage Devices- 2.61%
Sandisk Corp.*	740	16,709

Conglomerates- 6.56%
General Electric Co.	610	21,570
Tyco International Ltd.	600	20,382
		41,952
Construction Services- 3.94%
Toll Brothers, Inc.*	490	25,176

Financial Services- 16.27%
Capital One Financial Corp.	250	19,645
Citigroup, Inc.	500	22,375
Franklin Resources, Inc.	350	22,970
H&R Block, Inc.	400	19,080
Washington Mutual, Inc.	490	19,948
		104,018
Food Products- 3.23%
Wrigley, (WM) Jr. Co.	300	20,640

Healthcare- 5.98%
Cardinal Health, Inc.	410	21,435
Laboratory Corporation of America Holdings*	350	16,782
		38,217
Insurance- 7.06%
Allstate Corp.	500	25,250
UnitedHealth Group, Inc.	240	19,884
		45,134
Medical- Drugs- 3.04%
Pfizer, Inc.	700	$ 19,439

Mining- 4.31%
Alcoa, Inc.	810	27,524

Multimedia- 4.29%
Viacom Inc. Class B	790	27,413

Oil & Gas- 9.13%
Devon Energy Corp.	500	20,710
Exxon Mobil Corp.	380	19,475
Gobal SantaFe Corp.	580	18,212
		58,397
Restaurants- 3.35%
Wendy's International, Inc.	600	21,402

Retail- 3.66%
Wal-Mart Stores, Inc.	450	23,427

Semiconductors- 2.10%
Intel Corp.	600	13,410

TOTAL COMMON STOCKS (Cost $611,547)		633,354

TOTAL INVESTMENTS (Cost $611,547)- 99.07%		$ 633,354
Cash and other assets less liabilities- 0.93%		5,934
NET ASSETS- 100.00%		$ 639,288

*Non-income producing security

At November 30, 2004, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments		$ 38,127
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		(16,320)
for which there was an excess of cost over value		$ 21,807
Net unrealized appreciation
_____________
Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price. Nasdaq traded securities are valued using the Nasdaq Official
Closing Price (NOCP). Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S.
dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services. Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By (Signature and Title)

       /s/Robert Patzig, Chief Executive Officer

Date

1/18/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Robert Patzig, Chief Executive Officer

Date

1/18/05

By (Signature and Title)

       /s/Doit L. Koppler II, Chief Financial Officer

Date

1/18/05